Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Sands Capital Emerging Markets Growth Fund (Prospectus Summary) | Touchstone Sands Capital Emerging Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Sands Capital Emerging Markets Growth Fund
Supplement Text	cik0000711080_SupplementTextBlock

May 9, 2014

TOUCHSTONE STRATEGIC TRUST

             Touchstone Sands Capital Emerging Markets Growth Fund

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information

Dated April 23, 2014

Effective May 9, 2014, the following changes apply to the Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”).

Commencement of Operations

On May 9, 2014, the Fund will commence operations. All classes of the Fund will open to investors on May 12, 2014.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In the section of the summary prospectus, “The Fund's Principal Investment Strategies”, the definition of emerging and frontier markets is replaced with the following:

“The Fund classifies emerging and frontier markets as those countries not included in the MSCI World Index, a developed market index.”

In the section of the Statement of Additional Information, “Permitted Investments and Risk Factors: Foreign Securities — Emerging Market Securities”, the following sentence is added to the end of the opening paragraph:

“Frontier market countries are generally countries that are included in the MSCI Frontier Markets Index, or otherwise excluded from the MSCI World Index.”

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

“In the section of the summary prospectus, “The Fund's Principal Risks”, and the section of the prospectus, “What are the Principal Risks of Investing in the Fund?”, the following disclosure supplements the existing disclosure:

“Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.”

Additionally, for each of these sections the “Participatory Notes Risk” is replaced in its entirety with the following:

“Equity-Related Securities Risk: The Fund may invest in equity-related securities, including low-exercise-price options (“LEPOs”) and participatory notes (“P-notes”) to gain exposure to issuers in certain emerging or frontier market countries. LEPOs and P-notes are offshore derivative instruments issued to foreign institutional investors and their sub-accounts against underlying securities traded in emerging or frontier markets. These securities may be listed on an exchange or traded over-the-counter, and are similar to ADRs. As a result, the risks of investing in LEPOs and P-notes are similar to depositary receipts risk and foreign securities risk in general. Specifically these securities entail both counterparty risk—the risk that the issuer of the LEPO or P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms—and liquidity risk—the risk that a liquid market may not exist for such securities.”

Supplement Closing	cik0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.